Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands			1 Months Ended	11 Months Ended	12 Months Ended
		Dec. 23, 2025	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Subsidiaries [Roll Forward]
Profit Sharing in income (loss) for the Year	[1]				$ 4,764,265	$ 924,264,958	$ 8,393,403
Nera Agro Holding S.L.
Disclosure Of Subsidiaries [Roll Forward]
Investments in associates				$ 0	0
Additions					1,819,130
Profit Sharing in income (loss) for the Year					7,677,503
Investments in associates			$ 9,496,633		$ 9,496,633	0
Equity Investment %				100.00%
Percentage of ownership interest in joint venture		50.00%	50.00%		50.00%
Play Digital S.A.
Disclosure Of Subsidiaries [Roll Forward]
Investments in associates				$ 5,377,403	$ 5,377,403	7,592,355
Contributions					0	748,243
Purchase of shares					1,254,054	4,001,834
Profit Sharing in income (loss) for the Year					(3,313,290)	(6,965,029)
Investments in associates			$ 3,318,167		$ 3,318,167	$ 5,377,403	$ 7,592,355

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.